Schedule of funds from proposed share subscription (Details) - Cilo Cybin Holdings Limited [member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Proceeds from proposed share subscription		$ 7,729,503
Total		$ 7,729,503